Difference between Federal Income Tax Rate and Effective Income Tax Rate (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
U.S. federal taxes at statutory rate	21.00%		35.00%	34.00%	34.00%
Foreign tax rate differentials			(9.10%)	(11.80%)	(0.70%)
Research and development credit			17.80%	18.20%	1.80%
Foreign tax credit			18.30%	4.70%	3.90%
Stock options			(23.60%)	(3.80%)	(1.10%)
Permanent differences and other			(14.40%)	(7.80%)	(5.30%)
State taxes, net of federal benefit			(4.00%)	(0.10%)	2.80%
Change in state rate			(1.90%)	7.30%	(11.60%)
Change in other valuation allowance due to operations			(58.40%)	(1.90%)	0.40%
Other			(2.00%)	(0.30%)	(4.70%)
Total income tax benefit (expense)	7.30%	2.40%	(43.30%)	38.50%	19.50%
Scenario Previously Reported Member
U.S. federal taxes at statutory rate			34.00%